ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses	$ 2,485	$ 317
Tax payables	39	126
Customer credit	101	118
Accrued lease liability, current portion	420	391
Acquisition liability	0	126
Other current liabilities	37	77
Total	$ 3,082	$ 1,155